SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF REPORTABLE SEGMENTS, REVENUE AND INCOME

The following tables present the summary of each reportable segment’s assets, revenue and income, which is considered as a segment operating performance measure, for the years ended December 31, 2024 and 2023:

	For the Year Ended December 31, 2024
	Electric vehicles and accessories sales	Software royalties and development and design services
	Segment	Segment	Consolidated
Current assets	21,206,263	-	21,206,263
Non-current assets	2,813,325	-	2,813,325
Revenues	21,132,121	56,485	21,188,606
Depreciation and amortization	1,519,640	(515,551)	1,004,089
Segment income before tax	14,438	(740,312)	(725,874)
Segment gross profit margin	14%	(912)%	12%
Net income	(105,529)	(740,312)	(845,841)

	For the Year Ended December 31, 2023
	Electric vehicles and accessories sales	Software royalties and development and design services
	Segment	Segment	Consolidated
Current assets	$15,830,685	$274,228	$16,104,913
Non-current assets	1,764,534	1,802,037	3,566,571
Revenues	14,298,967	1,175,951	15,474,918
Depreciation and amortization	180,861	541,917	722,778
Segment income before tax	1,349,430	(18,106)	1,331,324
Segment gross profit margin	12%	40%	14%
Net income	$1,004,577	$(18,106)	$986,471